INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the derivative financial liability) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Initial recognition of new derivative liabilities (conversion options)	$ 1,500
Non-current liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(91,263)
Balance at end of the period	(19,650)	$ (91,263)
Non-current liability [Member] | Derivative Financial Liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(1,658)	(526)
Derivative financial liability at date of drawdown	0	(1,066)
Fair value adjustments in the period (old derivative)	(179)	(66)
Initial recognition of new derivative liabilities (conversion options)	1,483	0
Balance at end of the period	$ (3,320)	$ (1,658)